Segment Information - Total Asset Information For Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,114,337	$ 948,022
Capital expenditures	41,298	22,667	61,952
Racing Operations
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	659,175	509,133
Capital expenditures	14,027	7,484	35,295
Gaming Operations
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	225,872	242,174
Capital expenditures	14,524	7,490	17,978
Online Operations
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	184,638	183,397
Capital expenditures	4,427	2,774	5,995
Other Investments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	44,652	13,318
Capital expenditures	8,320	4,919	2,684
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Capital expenditures	$ 3,700